SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I'm pleased to present the Semi-Annual Report to Shareholders of FirstMerit Equity Fund, a portfolio of FirstMerit Funds, for the six-month period from December 1, 1999 through May 31, 2000. The report begins with a brief commentary on the stock market from the fund's portfolio manager. Following the commentary are a complete listing of the fund's investments and its financial statements.

FirstMerit Equity Fund invests in a diversified portfolio of high-quality stocks across the industrial spectrum. Many of the fund's holdings include prominent, "household name" companies whose products and services you use every day.

During the reporting period, the fund produced a six-month total return of 11.07%, or 4.95% adjusted for the 5.50% sales charge.1 Contributing to the fund's total return was a $1.57 increase in net asset value and capital gains distributions totaling $1.30 per share. At the end of the reporting period, fund's net assets reached $94.5 million.

Thank you for participating in high-quality stocks through the diversification and professional management of FirstMerit Equity Fund. We will continue to keep you up-to-date on your progress.

Sincerely,

[Graphic Representation Omitted--See Appendix]

Edward C. Gonzales
President
July 15, 2000

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

For the six-month reporting period from December 1, 1999 through May 31, 2000, the FirstMerit Equity Fund has outperformed the Standard & Poors 500 Index1 , 11.07% (4.95% after the sales charge) versus 2.23%. The performance of the fund's overweighted industrial sectors of capital goods technology (44.2%), drugs and health care (19.4%), and the market weighted sector of consumer cyclicals (10.0%) outperformed the fund's underweighted industrial sectors of capital goods (9.7%), energy (2.5%), communication services (4.1%), transportation (1.2%), finance (6.8%), and consumer staples (1.6%).2 Since the Standard & Poors 500 Index's performance year-to-date has been driven by technology and drug stocks, the fund was overweighted in these industrial sectors for strong year-to-date performance. We continue to feel that the productivity of the technology sector, new drugs in the health care area, and new digital products and strong demographics in the consumer cyclical area should maintain these sectors a s top performers for year 2000. In the technology sector, we favor companies that have a proprietary product with high switching costs. Examples of this type of company are: Intel, Cisco, EMC, and Oracle. In health care, Pfizer, Forest Labs and Amgen have new drugs that are driving strong sales growth. In the consumer cycle area, Best Buy and Radio Shack are benefiting from new digital products while Home Depot is helped by strong demographics.

We are overweighted in technology because of strong secular forces creating a global deflationary environment. This global deflationary environment continues to keep prices depressed for most goods and services. Without pricing power (the ability to raise prices), companies that have been able to employ the Internet to grow units (sell more of their product or service at the same price) have higher margins and sales growth. In other words, if a company does not spend on technology and its competitor does, its customers might shift allegiance and its cost structure implodes. We have come to classify companies into three groups: Defenders, Attackers and Arms Merchants. Defenders are just beginning to use technology to defend their markets while Attackers are attempting to use technology to build market share. The Arms Merchants are selling technology to both groups. We find our best performing companies among the Arms Merchants and Attackers.

With a high percentage of Arms Merchants in our portfolio and the balance Attackers, we continue to believe the fund is well positioned to benefit from the current deflationary environment. We remain overweighted in technology and health care.

[Graphic Representation Omitted--See Appendix]

Wesley C. Meinerding
Vice President and Trust Officer
FirstMerit Bank N.A.

1 The Standard & Poors 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

2 Funds that have a higher concentration of investments in a specific industry sector, such as technology, may be subject to a higher degree of market risk than funds whose investments are more diversified.

Portfolio of Investments

MAY 31, 2000 (UNAUDITED)
Shares					Value
	;		COMMON STOCKS--99.5%	;
			Capital Goods--9.7%
12,000			Corning, Inc.		$2,321,250
15,000		1	Flextronics International Ltd.		816,562
78,600			General Electric Co.		4,136,325
40,000			Tyco International Ltd.		1,882,500

			Total		9,156,637

			Capital Goods Technology--44.2%
20,000		1	Applied Materials, Inc.		1,670,000
140,000		1	Cisco Systems, Inc.		7,971,250
23,000		1	Conexant Systems, Inc.		865,375
26,000		1	Dell Computer Corp.		1,121,250
24,000		1	EMC Corp. Mass		2,791,500
34,000			Intel Corp.		4,239,375
40,000		1	JDS Uniphase Corp.		3,520,000
39,000		1	Microsoft Corp.		2,439,937
53,000			Nokia Oyj, Class A, ADR		2,756,000
18,000			Nortel Networks Corp.		977,625
15,000		1	Oracle Corp.		1,078,125
18,000		1	Qualcomm, Inc.		1,194,750
100,000		1	Sun Microsystems, Inc.		7,662,500
40,000			Texas Instruments, Inc.		2,890,000
5,000		1	Veritas Software Corp.		582,500

			Total		41,760,187

			Communication Services--4.1%
50,500		1	Global Crossing Ltd.		1,265,656
42,500		1	MCI Worldcom, Inc.		1,599,063
9,000		1	VoiceStream Wireless Corp.		1,030,500

			Total		3,895,219

			Consumer Cyclical--10.0%
41,500		1	Best Buy Co., Inc.		2,656,000
46,500			Home Depot, Inc.		2,269,781
20,000			Nike, Inc., Class B		857,500
20,000			Tandy Corp.		848,750
48,000			Wal-Mart Stores, Inc.		2,766,000

			Total		9,398,031

			Consumer Staples--1.6%
20,000			McDonald's Corp.		716,250
20,000			PepsiCo, Inc.		813,750

			Total		1,530,000

			Drugs & Health Care--19.4%
10,000		1	Affymetrix, Inc.		1,187,500
40,000		1	Amgen, Inc.		2,545,000
20,000		1	Forest Labratories, Inc., Class A		1,770,000
32,000			Medtronic, Inc.		1,652,000
60,000			Pfizer, Inc.		2,673,750
35,000			Pharmacia Corp.		1,817,812
61,500		1	Thermo Cardiosystems, Inc.		603,469
50,000			Warner-Lambert Co.		6,106,250

			Total		18,355,781

			Energy--2.5%
16,800			Exxon Mobil Corp.		1,399,650
15,000			Royal Dutch Petroleum Co., ADR		936,563

			Total		2,336,213

			Financials--Insurance, Banking & Other--6.8%
21,093			American International Group, Inc.		2,374,281
20,000			National Golf Properties, Inc.		405,000
20,500			Progressive Corp., OH		1,924,438
60,000			Schwab (Charles) Corp.		1,725,000

			Total		6,428,719

			Transportation--1.2%
32,000		1	FedEx Corp.		1,132,000
			Total Common Stocks (identified cost $47,076,046)		93,992,787
			MUTUAL FUND SHARES--1.1%
543,799			SSGA US Government Money Market Fund, Series A		$543,799
531,917			Seven Seas Money Market Fund		531,917

			Total Mutual Fund Shares (at NET ASSET VALUE)		1,075,716

			Total Investments (identified cost $48,151,762)2		$95,068,503

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $48,151,762. The net unrealized appreciation of investments on a federal tax basis amounts to $46,916,741 which is comprised of $50,225,726 appreciation and $3,308,985 depreciation at May 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($94,465,511) at May 31, 2000.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000 (UNAUDITED)
Assets:	;		;
Total investments in securities, at value (identified and tax cost $48,151,762)				$95,068,503
Cash				242
Income receivable				22,191
Receivable for shares sold				29,656

Total assets				95,120,592

Liabilities:
Payable for investments purchased		$549,500
Payable for shares redeemed		23,039
Payable for Adviser fee		60,844
Accrued expenses		21,698

Total liabilities				655,081

Net Assets for 3,416,706 shares outstanding				$94,465,511

Net Assets Consist of:
Paid-in capital				$46,067,083
Net unrealized appreciation of investments				46,916,741
Accumulated net realized gain on investments				1,782,447
Accumulated net operating loss				(300,760)

Total Net Assets				$94,465,511

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($94,465,511 ÷ 3,416,706 shares outstanding)				$27.65

Offering Price Per Share (100/94.50 of $27.65)1				$29.26

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)
Investment Income:	;		;
Dividends (net of foreign taxes withheld of $3,319)				$161,675
Interest				35,610

Total income				197,285

Expenses:
Investment adviser fee		$349,866
Administrative personnel and services fee		69,973
Custodian fees		8,949
Transfer and dividend disbursing agent fees and expenses		19,690
Directors'/Trustees' fees		3,754
Auditing fees		6,257
Legal fees		1,001
Portfolio accounting fees		22,939
Share registration costs		9,274
Printing and postage		5,006
Insurance premiums		600
Miscellaneous		4,254

Total expenses		501,563

Waiver:
Waiver of investment adviser fee		(3,518)

Net expenses				498,045

Net operating loss				$(300,760)

Realized and Unrealized Gain on Investments:
Net realized gain on investments				1,782,670
Net change in unrealized appreciation of investments				6,825,003

Net realized and unrealized gain on investments				8,607,673

Change in net assets resulting from operations				$8,306,913

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

		Six Months Ended (unaudited) May 31, 2000		Year Ended November 30, 1999
Increase (Decrease) in Net Assets	;		;
Operations:
Net operating loss		$(300,760)		$(175,695)
Net realized gain on investments ($1,782,670 and $3,922,588, respectively, as computed for federal tax purposes)		1,782,670		3,922,588
Net change in unrealized appreciation of investments		6,825,003		17,352,205

Change in net assets resulting from operations		8,306,913		21,099,098

Distributions to Shareholders:
Distributions from net investment income		--		(5,882)
Distributions from net realized gain on investments		(3,922,810)		(1,916,014)

Change in net assets resulting from distributions to shareholders		(3,922,810)		(1,921,896)

Share Transactions:
Proceeds from sale of shares		9,115,044		3,922,389
Net asset value of shares issued to shareholders in payment of distributions declared		3,907,305		1,908,528
Cost of shares redeemed		(1,578,922)		(4,690,795)

Change in net assets resulting from share transactions		11,443,427		1,140,122

Change in net assets		15,827,530		20,317,324

Net Assets:
Beginning of period		78,637,981		58,320,657

End of period		$94,465,511		$78,637,981

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
	Six Months Ended (unaudited) May 31, 2000		Year Ended November 30,
			1999		1998	1997	1996	1995
Net Asset Value, Beginning of Period	$26.08		$19.71		$17.69	$15.14	$12.69	$9.78
Income from Investment Operations:
Net investment income (net operating loss)	(0.09)		(0.06)		0.01	0.04	0.07	0.10
Net realized and unrealized gain on investments	2.96		7.08		2.97	3.19	2.61	2.91

Total from investment operations	2.87		7.02		2.98	3.23	2.68	3.01

Less Distributions:
Distributions from net investment income	--		(0.00	)1	(0.01)	(0.04)	(0.07)	(0.10)
Distributions from net realized gain on investments	(1.30)		(0.65)		(0.95)	(0.64)	(0.16)	--

Total distributions	(1.30)		(0.65)		(0.96)	(0.68)	(0.23)	(0.10)

Net Asset Value, End of Period	$27.65		$26.08		$19.71	$17.69	$15.14	$12.69

Total Return2	11.07%		36.49%		18.09%	22.34%	21.38%	30.97%

Ratios to Average Net Assets:
Expenses	1.07	%3	1.05%		1.03%	1.11%	1.13%	1.48%

Net investment income (net operating loss)	(0.64	%)3	(0.26%)		0.08%	0.24%	0.51%	0.88%

Expense waiver/reimbursement4	0.01	%3	0.05%		0.15%	0.15%	0.37%	0.52%

Supplemental Data:
Net assets, end of period (000 omitted)	$94,466		$78,638		$58,321	$48,889	$42,858	$25,803

Portfolio turnover	8%		28%		30%	44%	49%	35%

1 Amount distributed represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

   ;

Notes to Financial Statements

MAY 31, 2000 (UNAUDITED)

ORGANIZATION

FirstMerit Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of FirstMerit Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve capital appreciation. Effective January 31, 2000, the Trust changed its name from "Newpoint Funds" to "FirstMerit Funds."

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	;	Six Months Ended May 31, 2000	;	Year Ended November 30, 1999
Shares sold		312,412		174,519
Shares issued to shareholders in payment of distributions declared		143,335		92,111
Shares redeemed		(53,964)		(211,314)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS		401,783		55,316

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

FirstMerit Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all FirstMerit funds.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended May 31, 2000, were as follows:

Purchases	;	$14,872,157
Sales		$7,138,530

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

EDWARD C. GONZALES
President and Treasurer

J. CHRISTOPHER DONAHUE
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD B. FISHER
Vice President

BETH S. BRODERICK
Vice President and Assistant Treasurer

C. TODD GIBSON
Assistant Secretary

VICTOR R. SICLARI
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning each Fund's objective and policies, management fees, expenses and other information.

[Graphic Representation Omitted--See Appendix]

SEMI-ANNUAL REPORT

FirstMerit
Equity Fund

(formerly, Newpoint Equity Fund)

A Portfolio of FirstMerit Funds
(formerly, Newpoint Funds)

MAY 31, 2000

FirstMerit Equity Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7010
1-800-341-7400
Federated Securities Corp., Distributor

Investment Company Act File No. 811-6224
Cusip 337944102

G01234-01 (7/00)

[Graphic Representation Omitted--See Appendix]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of FirstMerit Government Money Market Fund, a portfolio of FirstMerit Funds, for the six-month period from December 1, 1999 through May 31, 2000. This report includes an investment review by the portfolio manager, a complete list of the fund's investments and its financial statements.

This money market fund gives you a convenient way to pursue daily income on your cash, while offering you the additional advantages of daily liquidity and stability of principal. The fund holds some of the safest investments available--short-term U.S. government obligations.

During the reporting period, the fund's portfolio of U.S. government money market securities paid dividends totaling $0.03 per share while maintaining a stable share value of $1.00.1 The fund's net assets reached $187.5 million on the last day of the reporting period.

Thank you for keeping your cash working on a daily basis through FirstMerit Government Money Market Fund. We'll continue to keep you up-to-date on your investment, and provide your account with the highest level of service.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President
July 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

   ;

Investment Review

The FirstMerit Government Money Market Fund maintained an average maturity range of 50-60 days throughout the reporting period. Continued tightening by the Federal Reserve Board (the "Fed") pushed short-term interest rates higher through year 2000. Money market yields moved upward along with the rising federal funds target rate. The restrictive stance of the Fed coupled with the low likelihood of long-term inflation led to an inverted yield curve. This pushed short-term government agency yields higher compared to long-term government yields. The strong increase of purchases into the funds provided an opportunity to lock in higher rates throughout the reporting period.

The fund continues to follow a tax-advantaged strategy. We currently invest in issues with interest exempt from state and local taxes. Investments continue to be concentrated in agency discount paper. We plan to continue to ladder issues in an attempt to maximize yield to shareholders, while providing regular opportunities for reinvestment. We will monitor the interest rate environment closely and stand prepared to invest the fund to help optimize yield potential within the high quality standards of the fund.

   ;

/s/ Jeff A. Doerfler

Jeff A. Doerfler
Trust Officer & Portfolio Manager
FirstMerit Bank, N.A.

Portfolio of Investments

MAY 31, 2000 (UNAUDITED)
Principal Amount				Value
		U.S. GOVERNMENT AGENCIES--108.0%	;
	;	Federal Farm Credit Bank Discount Notes--10.5%
$15,000,000	1	5.900% - 6.070%, 6/12/2000 - 7/10/2000		$14,949,093
		Federal Farm Credit Bank--34.6%
65,000,000		5.920% - 6.850%, 6/1/2000 - 12/1/2000		65,000,000
		Federal Home Loan Bank Discount Notes--60.2%
118,508,000	1	5.800% - 6.530%, 6/1/2000 - 1/9/2001		117,667,961
		Federal Home Loan Bank --2.7%
5,000,000		6.500%, 1/26/2001		5,000,000

		TOTAL investments (AT AMORTIZED COST)2		$202,617,054

1 Discount rate at time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($187,545,159) at May 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000 (UNAUDITED)
Assets:	;		;
Total investments in securities, at amortized cost and value				$202,617,054
Cash				469
Income receivable				829,496

TOTAL ASSETS				203,447,019

Liabilities:
Payable for investments purchased		$15,000,000
Income distribution payable		900,195
Accrued expenses		1,665

TOTAL LIABILITIES				15,901,860

Net Assets for 187,545,159 shares outstanding				$187,545,159

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$187,545,159 ÷ 187,545,159 shares outstanding				$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)
Investment Income:	;		;
Interest				$5,712,201

Expenses:
Investment adviser fee		$496,970
Administrative personnel and services fee		149,091
Custodian fees		5,607
Transfer and dividend disbursing agent fees and expenses		48,048
Directors'/Trustees' fees		4,000
Auditing fees		6,250
Legal fees		1,376
Portfolio accounting fees		26,322
Share registration costs		9,041
Printing and postage		6,063
Insurance premiums		800
Miscellaneous		3,500

TOTAL EXPENSES		757,068

Waiver:
Waiver of investment adviser fee		(198,788)

Net expenses				558,280

Net investment income				$5,153,921

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	;	Six Months Ended (unaudited) May 31, 2000	;	Year Ended November 30, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income		$5,153,921		$7,126,675

Distributions to Shareholders:
Distributions from net investment income		(5,153,921)		(7,126,675)

Share Transactions:
Proceeds from sale of shares		210,684,348		315,285,511
Net asset value of shares issued to shareholders in payment of distributions declared		1,388,335		2,822,819
Cost of shares redeemed		(225,955,270)		(251,669,671)

Change in net assets resulting from share transactions		(13,882,587)		66,438,659

Change in net assets		(13,882,587)		66,438,659

Net Assets:
Beginning of period		201,427,746		134,989,087

End of period		$187,545,159		$201,427,746

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
	Six Months Ended (unaudited) May 31, 2000		Year Ended November 30,
			1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.03		0.04	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)		(0.04)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return1	2.62%		4.50%	4.92%	4.93%	4.83%	5.24%

Ratios to Average Net Assets:
Expenses	0.56	%2	0.57%	0.60%	0.60%	0.63%	0.74%

Net investment income	5.19	%2	4.44%	4.82%	4.84%	4.73%	5.12%

Expense waiver/reimbursement3	0.20	%2	0.20%	0.20%	0.20%	0.20%	0.20%

Supplemental Data:
Net assets, end of period (000 omitted)	$187,545		$201,428	$134,989	$123,165	$85,230	$99,674

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000 (UNAUDITED)

ORGANIZATION

FirstMerit Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of FirstMerit Government Money Market Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal. Effective January 31, 2000, the Trust changed its name from "Newpoint Funds" to "FirstMerit Funds."

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	;	Six Months Ended May 31, 2000	;	Year Ended November 30, 1999
Shares sold		210,684,348		315,285,511
Shares issued to shareholders in payment of distributions declared		1,388,335		2,822,819
Shares redeemed		(225,955,270)		(251,669,671)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS		(13,882,587)		66,438,659

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

FirstMerit Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to Fserv is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all FirstMerit Funds.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

John F. Cunningham

J. Christopher Donahue

Lawrence D. Ellis, M.D.

Peter E. Madden

Charles F. Mansfield, Jr.

John E. Murray, Jr., J.D., S.J.D.

Marjorie P. Smuts

John S. Walsh

Officers

John F. Donahue

Chairman

Edward C. Gonzales

President and Treasurer

J. Christopher Donahue

Executive Vice President

John W. McGonigle

Executive Vice President and Secretary

Richard B. Fisher

Vice President

Beth S. Broderick

Vice President and Assistant Treasurer

C. Todd Gibson

Assistant Secretary

Victor R. Siclari

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning each Fund's objective and policies, management fees, expenses and other information.

[GRAPHIC REPRESENTATION OMITTED--SEE APPENDIX]

SEMI-ANNUAL REPORT

FirstMerit
Government
Money Market
Fund

(formerly, Newpoint Government
Money Market Fund)

A Portfolio of FirstMerit Funds
(formerly, Newpoint Funds)

MAY 31, 2000

FirstMerit Government Money Market Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6224
Cusip 337944201

G00580-03 (7/00)

[GRAPHIC REPRESENTATION OMITTED--SEE APPENDIX]